RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Statutory reserves allocated	¥ 85,600	$ 12.2	¥ 200,400	¥ 132,000
Appropriation to other reserve funds	0		0	¥ 0
Restricted net assets of PRC subsidiaries and the VIE	¥ 12,653,600		¥ 11,053,900		$ 1,806.0